Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The Company has prepared the accompanying financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Such financial statements reflect all adjustments that are, in management’s opinion, necessary to present fairly, in all material respects, the Company’s financial position, results of operations and cash flows and are presented in U.S. Dollars. Certain prior period amounts have been reclassified to conform to the current period presentation.

Reverse Stock Split

Reverse Stock Split

On July 12, 2018 and July 19, 2018, the Company’s Board of Directors and stockholders, respectively, approved an amendment to the Company’s amended and restated certificate of incorporation effecting a 1-for-16.8273325471348 reverse stock split of the Company’s issued and outstanding shares of common stock and convertible preferred stock. The reverse stock split was effective on July 19, 2018. The par value of the common and redeemable convertible preferred stock was not adjusted as a result of the reverse stock split. All issued and outstanding share and per share amounts included in the accompanying financial statements have been adjusted to reflect this reverse stock split for all periods presented.

Variable Interest Entities

Variable Interest Entities

The Company identifies entities (i) that do not have sufficient equity investment at risk to permit the entity to finance its activities without additional subordinated financial support or (ii) in which the equity investors lack an essential characteristic of a controlling financial interest as variable interest entities (“VIE” or “VIEs”). The Company performs an initial and ongoing evaluation of the entities with which the Company has variable interests to determine if any of these entities are VIEs. If an entity is identified as a VIE, the Company performs an assessment to determine whether the Company has both (i) the power to direct activities that most significantly impact the VIE’s economic performance and (ii) the obligation to absorb losses from or the right to receive benefits of the VIE that could potentially be significant to the VIE. If both of these criteria are satisfied, the Company is identified as the primary beneficiary of the VIE and the entity must be consolidated. As of December 31, 2018, the Company determined that Envisia Therapeutics Inc. (“Envisia”) was a variable interest entity (“VIE”), although the Company does not consolidate it as the Company is not the primary beneficiary for Envisia. Envisia is accounted for under the equity method.

Envisia has operated at a net loss since inception in 2013 and therefore full impairment in the basis of the equity investment was recorded in 2013, the year of initial recognition of the investment. As such, the aggregate investment balance of this VIE as of December 31, 2017 and 2018, was $0. The initial investment amount recorded represents the Company’s maximum risk of loss related to the identified VIE. As of December 31, 2017 and 2018, Liquidia’s common equity ownership percentage in Envisia was approximately 75%, and its ownership percentage of voting shares was 4.4%. Although Liquidia’s common equity ownership in Envisia was greater than 50%, control did not rest with the Company; however, the Company had the ability to exercise significant influence over operating and financial policies of Envisia and for a limited time had certain management personnel in common with Envisia. The Company does not have the power to direct activities of Envisia that most significantly impact Envisia’s economic performance. Envisia has a board that is independent from Liquidia which approves all activities that affect Envisia’s performance, such as selling and purchasing of goods or services; selecting, acquiring or disposing of assets; and researching and developing new products or processes. Additionally, the license rights given to Envisia are irrevocable. Accordingly, the Company accounts for Envisia using the equity method.

In March 2017, the license related to the Otic field, along with other intellectual property rights, as defined, was purchased back by the Company from Envisia in exchange for 75,000 shares of its Envisia common stock. The purchase prices were not material. In October 2017, Envisia sold its license to the PRINT technology to Aerie Pharmaceuticals, Inc. (‘‘Aerie’’) for initial consideration of $25 million in the form of a combination of cash and Aerie common stock, with the potential to earn additional payments subject to achievement of certain product approval milestones. The Company did not receive any proceeds from this transaction at closing. There have been no activities between Envisia and the Company in 2018.

Going Concern

Going Concern

The Company’s financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company closed its initial public offering (“IPO”) in July and August 2018 resulting in total net proceeds of $49.4 million, after underwriting discounts but prior to payment of other offering expenses.

The Company's operations have consisted primarily of developing its technology, developing products, prosecuting its intellectual property and securing financing. The Company has incurred recurring losses and cash outflows from operations, has an accumulated deficit, and has debt maturing within twelve months. The Company expects to continue to incur losses in the foreseeable future and will require additional financial resources to continue to advance its products and intellectual property, in addition to repaying its maturing debt and other obligations.

These circumstances raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans with regard to this matter include continuing attempts to obtain additional financing to sustain its operations. However, there is no assurance that the Company will be successful in obtaining sufficient financing on terms acceptable to the Company, and the failure of the Company to obtain sufficient funds on acceptable terms, when needed, could have a material adverse effect on the Company’s business, results of operations and financial condition. If sufficient financings are not obtained, this may necessitate other actions by the Company. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from those estimates.

Equity Method Investments

Equity Method Investments

The Company holds investments in equity method investees. Investments in equity method investees are those for which the Company has the ability to exercise significant influence but does not control and is not the primary beneficiary. Significant influence typically exists if the Company has a 20% or more voting interest in the venture, unless predominant evidence to the contrary exists. Under this method of accounting, the Company records its proportionate share of the net earnings or losses of equity method investees and a corresponding increase or decrease to the investment balances. Cash payments to equity method investees such as additional investments, loans and advances, as well as payments from equity method investees such as dividends, distributions and repayments of loans and advances, are recorded as adjustments to investment balances. The Company evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable.

Cash

Cash

The Company considers all highly liquid investments with a maturity of three months or less, when purchased, to be cash equivalents. The Company had no cash equivalents as of December 31, 2017 and 2018.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at historical cost less an allowance for doubtful accounts as of each Balance Sheet date. The Company does not accrue interest on trade receivables. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance based on its history of collections and write offs and the current status of all receivables. The Company writes off customer receivables when it becomes apparent, based upon customer facts and circumstances, that such amounts will not be collected.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and accounts receivable. The Company is exposed to credit risk, subject to federal deposit insurance, in the event of default by the financial institutions holding its cash to the extent of amounts recorded on the Balance Sheet. With regards to cash, 100% of the Company’s cash is held on deposit with Pacific Western Bank. With regards to revenues and accounts receivable, GlaxoSmithKline plc (“GSK” and “GSK Inhaled”) accounted for 84% and 16% of the Company’s revenues for the years ended December 31, 2017 and 2018, respectively, and $1.1 million or 69% and $0 or 0% of the Company’s accounts receivable as of December 31, 2017 and 2018, respectively.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation of property, plant and equipment is computed using the straight-line method over the estimated useful lives of the assets beginning when the assets are placed in service. Estimated useful lives for the major asset categories are:

Lab and build-to-suit equipment	5 - 7	years
Office equipment	5	years
Furniture and fixtures	10	years
Computer equipment	3	years
Leasehold improvements	Lesser of life of the asset or remaining lease term

The Company has entered into grant agreements with governmental agencies to perform defined research activities. Under those grants, the Company purchases lab equipment required to perform the necessary research. Those specific assets are depreciated over the lesser of the useful life of the assets or the effective duration of the grant.

Major renewals and improvements are capitalized to the extent that they increase the useful economic life or increase the expected economic benefit of the underlying asset. Maintenance and repairs are charged to operations as incurred. When items of property, plant and equipment are sold or retired, the related cost and accumulated depreciation or amortization is removed from the accounts, and any gain or loss is included in operating expenses in the accompanying Statements of Operations and Comprehensive Loss.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. If the estimated future cash flows (undiscounted and without interest charges) from the use of an asset are less than the carrying value, a write-down is recorded to reduce the related asset to its estimated fair value. To date, no such write-downs have occurred.

Deferred Rent

Deferred Rent

Rent expense is recognized on a straight-line basis over the life of the lease. The difference between rent expense recognized and rental payments, as stipulated in the lease, is reflected as deferred rent in the accompanying Balance Sheets and amortized over the life of the lease. In addition, deferred rent also includes landlord incentives on a portion of the leasehold improvement cost, which is amortized over the life of the lease.

Revenue Recognition

Revenue Recognition

In May 2014, the FASB issued Accounting Standards Update (“ASU”) 2014‑09, Revenue from Contracts with Customers (“Topic 606”). The FASB issued Topic 606 to clarify the principles for recognizing revenue and to develop a common revenue standard for U.S. GAAP. The standard outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes the most current revenue recognition guidance. Topic 606 also includes Subtopic 340-40, Other Assets and Deferred Costs – Contracts with Customers, which requires the deferral of incremental costs of obtaining a contract with a customer and certain contract fulfillment costs. The Company adopted this standard and all the related amendments (“new revenue standard”) on January 1, 2018, applying the modified retrospective method. The modified retrospective transition method is applied on a prospective basis from the adoption date and does not recast historical financial statement periods. Any contracts with customers that were not complete as of the adoption date are reviewed and the Company recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of accumulated deficit as of January 1, 2018. Financial information in comparative periods have not been restated and continue to be reported under the accounting methods in effect for that period.

This adoption primarily affected the recognition of non-refundable up-front fees and milestone payments. The Company previously recognized non-refundable up-front fees as deferred revenue which was recognized into revenue on a straight-line basis over the estimated period of the Company’s substantive performance obligations, as a component of a multiple element arrangement. Milestone payments were previously accounted for under Accounting Standards Codification (“ASC”) 605-28-50-2(e), which had required recognition of a milestone payment when the applicable event was considered to be both substantive and achieved. The adoption of the new revenue standard generally requires licenses that are not considered distinct performance obligations from other goods or services within a contract to be bundled with those goods or services as a combined performance obligation. Revenue associated with the combined performance obligation is recognized over time as those goods or services are delivered.

The adoption of the new revenue standard also impacted the deferral of sublicense payments related to the milestone payments, which were previously expensed when the milestone payments were recognized, and the timing of recognition of deferred sublicense payments related to up-front license payments. Under the new revenue standard, the incremental sublicense payments related to milestone payments will be deferred as contract fulfillment costs and amortized over time, consistent with the method of recognition for the related revenues.

The cumulative effect of the changes made to the January 1, 2018 balance of accumulated deficit on the Balance Sheet for the adoption of Topic 606 was $0.5 million as follows:

	Balance at	Adjustments	Balance at
	December 31,	Due to	January 1,
	2017	Topic 606	2018
Balance Sheet:
Assets
Prepaid expenses and other current assets	$443,460	$10,550	$454,010
Prepaid expenses and other assets	1,115,972	45,529	1,161,501

Liabilities
Current portion of deferred revenue	3,605,199	105,511	3,710,710
Long-term deferred revenue	5,527,296	455,295	5,982,591

Stockholders’ equity (deficit)
Accumulated deficit	(113,413,311)	(504,727)	(113,918,038)

In accordance with the new revenue standard requirements, the impact of adoption on the Statement of Operations and Comprehensive Loss and Balance Sheet was as follows:

	For the Year ended December 31, 2018
		Balances
		Without
		Adoption of	Effect of Change
	As Reported	Topic 606	Higher/(Lower)
Statement of Operations and Comprehensive Loss:
Revenues	$2,706,981	$5,436,630	$(2,729,649)

Costs and expenses
Cost of sales	121,391	394,356	(272,965)

Net loss	(53,135,859)	(50,679,175)	2,456,684

	December 31, 2018
		Balances
		Without
		Adoption of	Effect of Change
	As Reported	Topic 606	Higher/(Lower)
Balance Sheet:
Assets
Prepaid expenses and other current assets	$219,057	$519,057	$(300,000)
Prepaid expenses and other assets	1,260,951	657,092	603,859

Liabilities
Current portion of deferred revenue	—	3,000,000	(3,000,000)
Long-term deferred revenue	8,071,920	2,033,333	6,038,587

Stockholders’ equity (deficit)
Accumulated deficit	(167,053,897)	(164,319,169)	2,734,728

Segment Data

Segment Data

Up until the fourth quarter of 2018, the Company managed, reported and evaluated its business in the following two segments: Pharmaceutical Products and Partnering and Licensing. These reportable operating segments were determined in accordance with the Company’s internal management structure, which was organized based on operating activities, the manner in which the Company organized segments for making operating decisions and assessing performance and the availability of separate financial results.

In the fourth quarter of 2018, due to significantly diminished activities pursuant to collaborations, the Company changed the way it manages and operates the reporting entity and modified the Company’s information system to produce financial information for the CODM to support the new structure. The changes required the Company to revise its segment reporting. Management reorganized its operations and reporting structure and began to manage its operations under its new segment structure, resulting in a single reportable segment. The financial statements were adjusted to reflect this change in segment reporting for all periods presented.

All long‑lived assets are domiciled within the United States and all revenues were earned within the United States.

Research and Development Expense

Research and Development Expense

Research and development costs are expensed as incurred and include direct costs incurred to third parties related to the salaries of, and stock-based compensation for, personnel involved in research and development activities, contractor fees, grant expenses, administrative expenses and allocations of research-related overhead costs. Administrative expenses and research-related overhead costs included in research and development expense consist of allocations of facility and equipment lease charges, depreciation and amortization of assets and insurance directly related to research and development activities.

Patent maintenance

Patent Maintenance

Liquidia is responsible for all patent costs, past and future, associated with the preparation, filing, prosecution, issuance, maintenance, enforcement and defense of United States patent applications. Such costs are recorded as general and administrative expenses as incurred. To the extent that the Company’s licensees share these costs, such benefit is recorded as a reduction of the related expenses.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation under the provisions of ASC 718, Compensation — Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including employee stock options, based on estimated fair values. ASC 718 requires companies to estimate the fair value of share-based awards on the grant date using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recorded as expense over the requisite service periods in the Company’s Statements of Operations and Comprehensive Loss.

The Company accounts for equity instruments issued to nonemployees in accordance with the provisions of ASC 505 50, Equity-Based Payments to Non-Employees, under which the stock-based compensation expense is recognized in the financial statements based on their grant date fair values. The Company values equity instruments, stock options and warrants for common stock granted to lenders and consultants using the Black-Scholes option-pricing model. The measurement of non-employee stock-based compensation is recognized as an expense over the term of the related financing or the period over which services are received.

Defined Contribution Retirement Plan

Defined Contribution Retirement Plan

The Company maintains a defined contribution 401(k) retirement plan for its employees, pursuant to which employees who have completed sixty days of service may elect to contribute a portion of their compensation on a tax-deferred basis up to the maximum amount permitted by the Internal Revenue Code, as amended. The Company provides a 4% matching contribution to eligible employee contributions. Matching contributions are made subsequent to the year to which they relate. The Company’s matching contributions due were $377,623 and $365,988 and were included in Accrued Expenses in the accompanying Balance Sheets as of December 31, 2017 and 2018, respectively.

Net Loss Per Share

Net Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period.

Diluted net loss per share is computed by dividing net loss by the weighted average number of common shares adjusted for the dilutive effect of common equivalent shares outstanding during the period. Common stock equivalents consist of preferred stock, stock options and stock warrants. Net loss per share attributable to common stockholders is calculated using the two‑class method, which is an earnings allocation formula that determines net loss per share for the holders of the Company’s common shares and participating securities. The Company’s convertible preferred stock contains participating rights in any dividend paid by the Company and are deemed to be participating securities. Net loss attributable to common stockholders and participating preferred shares are allocated to each share on an as‑converted basis as if all of the earnings for the period had been distributed. The participating securities do not include a contractual obligation to share in the losses of the Company and are not included in the calculation of net loss per share in the periods that have a net loss. Common equivalent shares are excluded from the computation in periods in which they have an anti‑dilutive effect on net loss per share.

Diluted net loss per share is computed using the more dilutive of (a) the two‑class method or (b) the if‑converted method. In periods in which the Company reports a net loss attributable to common stockholders, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders since dilutive common shares are not assumed to have been issued if their effect is anti‑dilutive. Diluted net loss per share is equivalent to basic net loss per share for all years presented herein because common stock equivalent shares from unexercised stock options, outstanding warrants, preferred stock and common shares expected to be issued under the Company’s employee stock purchase plan were anti‑dilutive. Due to their dilutive effect, the calculation of diluted net loss per share for the years ended December 31, 2017 and 2018 does not include the following common stock equivalent shares:

	2017	2018
Preferred Stock	4,542,665	—
Stock Options	497,329	1,658,112
Warrants	279,281	170,925
Total	5,319,275	1,829,037

For the year ended December 31, 2017, there were no reconciling items between basic and diluted net loss per share. For the year ended December 31, 2018 the only reconciling item between basic and diluted net loss per share is the impact of the common stock warrants that are included in the calculation of basic net loss per share since their exercise price is de minimis, but excluded from the calculation of diluted net loss per share since the impact of such warrants is antidilutive.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying values of cash, accounts receivable, and accounts payable at December 31, 2017 and 2018 approximated fair value due to the short maturity of these instruments.

The Company’s valuation of financial instruments is based on a three‑tiered approach, which requires that fair value measurements be classified and disclosed in one of three tiers. The fair value hierarchy defines a three‑level valuation hierarchy for disclosure of fair value measurements as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities;

Level 2 — Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly; and

Level 3 — Unobservable inputs for the asset and liability used to measure fair value, to the extent that observable inputs are not available.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following tables present the placement in the fair value hierarchy of financial liabilities measured at fair value as of December 31, 2017 and 2018:

		Significant
	Quoted Prices	Other
	in Active	Observable	Significant
	Markets	Inputs	Unobservable	Carrying
December 31, 2017	(Level 1)	(Level 2)	Inputs (Level 3)	Value
Pacific Western Bank Tranche I note - LSA	$—	$2,512,301	$—	$2,488,572
Pacific Western Bank Tranche II note - LSA	—	2,845,194	—	2,820,382
Pacific Western Bank Tranche III note - LSA	—	3,793,644	—	3,760,509
UNC Promissory Note	—	2,257,684	—	2,257,684
Convertible notes	—	—	28,702,268	9,837,984
Warrant liabilities	—	—	2,462,859	2,462,859
Total	$—	$11,408,823	$31,165,127	$23,627,990

		Significant
	Quoted Prices	Other
	in Active	Observable	Significant
	Markets	Inputs	Unobservable	Carrying
December 31, 2018	(Level 1)	(Level 2)	Inputs (Level 3)	Value
Pacific Western Bank note - A&R LSA	$—	$10,412,650	$—	$10,802,355
CSC build-to-suit equipment financing	—	1,311,135	—	1,142,194
Total	$—	$11,723,785	$—	$11,944,549

The fair value of debt was measured as the present value of the respective future cash outflows discounted at a current interest rate as of the year‑end date, taking into account the remaining term of liabilities.

Convertible Instruments

Convertible Instruments

The Company has utilized various types of financing to fund its business needs, including convertible debt and convertible preferred stock, in some cases with corresponding warrants. The Company considered guidance within FASB ASC 470-20, Debt with Conversion and Other Options, (“ASC 470-20”), ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”), when accounting for the issuance of convertible securities. Additionally, the Company reviews the instruments to determine whether they are freestanding or contain an embedded derivative and, if so, whether they should be classified in permanent equity, mezzanine equity or as a liability at each reporting period until the amount is settled and reclassified into equity.

When multiple instruments are issued in a single transaction, the Company allocates total proceeds from the transaction among the individual freestanding instruments identified. The allocation is made after identifying all the freestanding instruments and the subsequent measurement basis for those instruments. The subsequent measurement basis determines how the proceeds are allocated. Generally, proceeds are allocated based on one of the following methods:

•Fair value method — The instrument being analyzed is allocated a portion of the proceeds equal to its fair value, with the remaining proceeds allocated to the other instruments as appropriate.

•Relative fair value method — The instrument being analyzed is allocated a portion of the proceeds based on the proportion of its fair value to the sum of the fair values of all the instruments covered in the allocation.

•Residual value method — The instrument being analyzed is allocated the remaining proceeds after an allocation is made to all other instruments covered in the allocation.

Generally, when there are multiple instruments issued in a single transaction that have different subsequent measurement bases, the proceeds from the transaction are first allocated to the instrument that is subsequently measured at fair value (i.e., instruments accounted for as derivative liabilities) at its issuance date fair value, with the residual proceeds allocated to the instrument not subsequently measured at fair value. In the event both instruments in the transaction are not subsequently measured at fair value (i.e., equity-classified instruments), the proceeds from the transaction are allocated to the freestanding instruments based on their respective fair values, using the relative fair value method.

After the proceeds are allocated to the freestanding instruments, resulting in an initial discount on the host contract, those instruments are further evaluated for embedded features (i.e., conversion options) that require bifurcation and separate accounting as a derivative financial instrument pursuant to ASC 815. Embedded derivatives are initially and subsequently measured at fair value. Under ASC 815, a portion of the proceeds received upon the issuance of the hybrid contract is allocated to the fair value of the derivative.

The Company accounts for convertible instruments in which it is determined that the embedded conversion options should not be bifurcated from their host instruments in accordance with ASC 470-20. Under ASC 470-20, the Company records, when necessary, discounts to convertible notes or convertible preferred stock for the intrinsic value of conversion options embedded in the convertible instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the transaction and the effective conversion price embedded in the convertible instrument, unless limited by the proceeds allocated to such instrument.

Warrant Liabilities

Warrant Liabilities

The Company has classified warrants to purchase shares of preferred stock as liabilities on its Balance Sheets as these warrants were freestanding financial instruments that will require the Company to issue convertible securities upon exercise. The warrants were initially recorded at fair value on date of grant, and were subsequently remeasured to fair value at each reporting period. Changes in fair value of the warrants are recognized as a component of other income (expense) in the Statements of Operations and Comprehensive Loss. In conjunction with the Company’s IPO, the warrants were converted to warrants for common stock. Following that conversion, these warrants no longer meet the criteria to be presented as a liability and have been reclassified to additional paid-in capital. The Company will no longer include the warrants as liabilities or recognize changes in their fair value on the Statements of Operations and Comprehensive Loss.

The Company used the Black-Scholes option-pricing model, which incorporates assumptions and estimates, to value the preferred stock warrants. The Company assessed these assumptions and estimates on a quarterly basis as additional information impacting the assumptions was obtained. Estimates and assumptions impacting the fair value measurement included the fair value per share of the underlying preferred stock, the remaining contractual term of the warrant, the risk-free interest rate, the expected dividend yield and the expected volatility of the price of the underlying preferred stock. The Company determined the fair value per share of the underlying preferred stock by taking into consideration the most recent sales of its convertible preferred stock, results obtained from third-party valuations and additional factors that were deemed relevant. The Company estimated its expected stock volatility based on the historical volatility of publicly traded peer companies for a term equal to the remaining contractual term of the warrant. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining contractual term of the warrant. Expected dividend yield was based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

Embedded Derivatives

Embedded Derivatives

Embedded derivatives that are required to be bifurcated from the underlying instrument are accounted for and valued as a separate financial instrument. In conjunction with the Company’s convertible notes (see Note 11), embedded derivatives exist associated with the future consummation of a qualified financing event, as defined in the notes, and a subsequent discounted conversion of the instrument to capital stock. The embedded derivatives were bifurcated and classified as derivative liabilities on the Balance Sheets and separately adjusted to their fair values at the end of each reporting period. Changes in fair values of the derivative liabilities are recognized as a component of other income (expense) in the Statements of Operations and Comprehensive Loss. These embedded derivatives were eliminated upon conversion of the underlying convertible notes into Series D preferred stock, $0.001 par value per share (“Series D”) (see Note 3).

Issuance Costs Related to Equity and Debt

Issuance Costs Related to Equity and Debt

The Company allocates issuance costs between the individual freestanding instruments identified on the same basis as proceeds were allocated. Issuance costs associated with the issuance of stock or equity contracts (i.e., equity-classified warrants and convertible preferred stock) are recorded as a charge against the gross proceeds of the offering. Any issuance costs associated with the issuance of liability-classified warrants are expensed as incurred. Issuance costs associated with the issuance of debt (i.e., convertible debt) is recorded as a direct reduction of the carrying amount of the debt liability, but limited to the notional value of the debt. The Company accounts for debt as liabilities measured at amortized cost and amortizes the resulting debt discount to interest expense using the straight-line method over the expected term of the notes pursuant to ASC 835, Interest (“ASC 835”). To the extent that the reduction from issuance costs of the carrying amount of the debt liability would reduce the carrying amount below zero, such excess is recorded as interest expense.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such equity financings are consummated. After consummation of the equity financing, these costs were recorded in stockholders’ equity (deficit) as a reduction of proceeds generated as a result of the offering. As of December 31, 2017 and 2018 the Company recorded deferred offering costs relating to its financing activities of $125,000 and $110,365, respectively, which is included in Prepaid Expenses and Other Assets in the accompanying Balance Sheets.

Income Taxes

Income Taxes

The asset and liability method is used in the Company’s accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets when realization of the tax benefit is uncertain.

A valuation allowance is recorded, if necessary, to reduce net deferred taxes to their realizable values if management does not believe it is more likely than not that the net deferred tax assets will be realized.

The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.

On December 22, 2017, the Tax Cuts and Jobs Act (the "TCJA") was enacted into law. This new law includes significant changes to the U.S. corporate income tax system, including a permanent reduction in the corporate income tax rate from 35% to 21%, limitations on the deductibility of interest expense and executive compensation and the transition of U.S. international taxation from a worldwide system to a territorial tax system.  For taxpayers with revenues over a certain threshold, the TCJA also limits interest expense deductions to 30% of taxable income before interest, depreciation and amortization from 2018 to 2021 and then taxable income before interest thereafter. The TCJA permits disallowed interest expense to be carried forward indefinitely. The Company calculated its best estimate of the impact of the TCJA in its income tax provision for the year ended December 31, 2017 in accordance with its understanding of the TCJA and guidance available at the time. The overall impact of the TCJA resulted in a decrease to the deferred tax assets and a corresponding decrease to the valuation allowance of $14.1 million. Using the guidance issued by the SEC staff in Staff Accounting Bulletin No. 118, the Company completed its accounting for the TCJA during the fourth quarter of 2018. No changes to the provisional amounts as of December 31, 2017 were recorded.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2016, the FASB issued ASU 2016‑01, Financial Instruments — Overall (Subtopic 825‑10) — Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016‑01”). The provisions of ASU 2016‑01 make targeted improvements to enhance the reporting model for financial instruments to provide users of financial statements with more useful information, including certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The guidance was effective for public companies with annual periods and interim periods within those annual periods beginning after December 15, 2017, and will be effective for the Company for the year ending December 31, 2018. The Company adopted this standard effective January 1, 2018 and the adoption of this standard did not have a material impact on the Company’s financial statements.

In February 2016, the FASB issued ASU 2016‑02, Leases (Topic 842) (“ASU 2016‑02”). The provisions of ASU 2016‑02 set out the principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight‑line basis over the term of the lease. A lessee is also required to record a right‑of‑use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for in a similar manner as under existing guidance for operating leases. ASU 2016‑02 supersedes the previous lease standard, Topic 840, Leases. The guidance is effective for public companies with annual periods and interim periods within those annual periods beginning after December 15, 2018, and will be effective for the Company for the year ending December 31, 2019. The Company’s implementation efforts are ongoing, including the installation of an enhanced technology solution, which will aid in determining the magnitude of the increases in assets and liabilities and their impact on the financial statements. The Company expects to recognize lease liabilities and corresponding right-of-use assets related to predominantly all of the future minimum lease payments required under all leases as disclosed in Note 10 in addition to the CSC build-to-suite equipment financing disclosed in Note 11. Upon implementation, the balance sheet effects of the new lease accounting standard will also impact other measures which are dependent upon asset or liability balances. The Company expects the impact of this implementation to be material to the financial statements.

In August 2016, the FASB issued ASU 2016‑15, Statement of Cash Flows (Topic 230) — Classification of Certain Cash Receipts and Cash Payments (“ASU 2016‑15”). The provisions of ASU 2016‑15 address eight specific cash flow issues and how those certain cash receipts and cash payments are presented and classified in the statement of cash flows under Topic 230, Statement of Cash Flows, and other Topics. The guidance is effective for public companies with annual periods and interim periods within those annual periods beginning after December 15, 2017, with early adoption permitted. The Company adopted this standard effective January 1, 2018 and the adoption of this standard did not have a material impact on the Company’s financial statements.

In May 2017, the FASB issued ASU 2017‑09, Compensation‑Stock Compensation (Topic 718): Scope of Modification Accounting, which clarifies when to account for a change to the terms or conditions of a share‑based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions, or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. The standard is effective for interim and annual reporting periods beginning after December 15, 2017, with early adoption permitted. The Company adopted this standard effective January 1, 2018 and the adoption of this standard did not have a material impact on the Company’s financial statements.

In July 2017, the FASB issued ASU 2017‑11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments with Down Round Features; II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception. Part I of this update addresses the complexity of accounting for certain financial instruments with “down round” features. Down round features are features of certain equity‑linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this update addresses the difficulty of navigating Topic 480, Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable noncontrolling interests. The amendments in Part II of this update do not have an accounting effect. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company is evaluating the effect that ASU 2017‑11 will have on its financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018‑13, Fair Value Measurement (Topic 820) (“ASU 2018‑13”). The provisions of ASU 2018‑13 set out modifications to the disclosure requirements regarding fair value measurements. The modifications removed certain disclosure requirements regarding transfers between levels of the fair value hierarchy and valuation processes for Level 3 fair value measurements. In addition, the modifications added requirements to disclose changes in unrealized gains and losses for recurring Level 3 fair value measurements and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The guidance is effective for public companies with annual periods and interim periods within those annual periods beginning after December 15, 2019, and will be effective for the Company for the year ending December 31, 2020. The Company is currently evaluating the impact that the implementation of this standard will have on the Company’s financial statements.

In October 2018, the FASB issued ASU 2018-18, Collaborative Arrangements (Topic 808): Clarifying the Interaction between Topic 808 and Topic 606 ("ASU 2018-17"). The provisions of ASU 2018-18 clarify when certain transactions between collaborative arrangement participants should be accounted for under ASC 606 and incorporates unit-of-account guidance consistent with ASC 606 to aid in this determination. The guidance is effective for annual periods and interim periods within those annual periods beginning after December 15, 2019, with early adoption permitted, and is effective for the Company for the year ending December 31, 2020. The Company is currently evaluating the impact that the implementation of this standard will have on the Company's financial statements.